Digital Assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
Schedule of Activities Related to Digital assets

The following table provides details of the activities related to our digital assets for the year ended December 31, 2025 and December 31, 2024.

	December 31,	December 31,
	2025	2024
Balance at beginning of the period	$721,664	$-
Acquisitions	-	535,697
Disposals	(351,755)	(119,268)
Earned FIL revenue	133,235	219,763
FIL cost of revenue	(141,338)	(118,497)
Change in fair value of digital assets	(406,345)	157,923
Unrealized gain (loss) on foreign currency translation	44,539	46,046
Balance at the end of period	$-	$721,664